1801 California St., Suite 5200 Denver, Colorado 80202

December 20, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”). In this regard, we certify that the Registrant’s Prospectuses and Statement of Additional Information dated December 19, 2019, otherwise required to be filed under paragraph (c) of Rule 497 of the Securities Act, do not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 277) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 18, 2019 via EDGAR (Accession Number 0001193125-19-317637).

Please direct any comments or questions concerning this filing to the undersigned at 727-299-1844.

Very truly yours,

Transamerica Asset Management, Inc.

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Senior Counsel